Income Taxes (Details) - Schedule of deferred tax assets and deferred tax liabilities - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Bad debt allowance	$ 85,006	$ 14,125
Inventory impairment provision	164,987	161,693
Other deductible temporary difference	(55,232)	(7,583)
Net operating loss carry-forward	371,643	504,944
Total	$ 566,404	$ 673,179